Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	2
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$273,551,435.94	0.8117253	$226,329,743.24	0.6716016	$47,221,692.70
Class A-2 Notes	$499,000,000.00	1.0000000	$499,000,000.00	1.0000000	$-
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$1,447,781,435.94	0.9580153	$1,400,559,743.24	0.9267681	$47,221,692.70

Weighted Avg. Coupon (WAC)	3.93%		3.93%
Weighted Avg. Remaining Maturity (WARM)	55.16		54.27
Pool Receivables Balance	$1,521,152,239.86		$1,476,918,463.84
Remaining Number of Receivables	82,931		81,915

Adjusted Pool Balance	$1,498,009,649.80		$1,454,808,898.89

III. COLLECTIONS

Principal:
Principal Collections	$43,974,517.88
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$79,753.81
Total Principal Collections	$44,054,271.69

Interest:
Interest Collections	$5,026,009.41
Late Fees & Other Charges	$59,659.92
Interest on Repurchase Principal	$-
Total Interest Collections	$5,085,669.33

Collection Account Interest	$2,081.26
Reserve Account Interest	$320.38
Servicer Advances	$-

Total Collections	$49,142,342.66

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	2
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$49,142,342.66
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$56,924,141.86
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,267,626.87		$1,267,626.87	$1,267,626.87
Collection Account Interest					$2,081.26
Late Fees & Other Charges					$59,659.92
Total due to Servicer					$1,329,368.05

2. Class A Noteholders Interest:
Class A-1 Notes		$55,926.07		$55,926.07
Class A-2 Notes		$166,333.33		$166,333.33
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$513,358.07		$513,358.07	$513,358.07

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$47,221,692.70

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$47,221,692.70

		Distributable Amount		Paid Amount
Class A-1 Notes				$47,221,692.70
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$51,164,893.01		$47,221,692.70
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$47,221,692.70

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,142,590.06
Beginning Period Amount	$23,142,590.06
Current Period Amortization	$1,033,025.11
Ending Period Required Amount	$22,109,564.95
Ending Period Amount	$22,109,564.95
Next Distribution Date Amount	$21,101,065.23

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	2
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$50,228,213.86	$54,249,155.65	$58,192,355.96
Overcollateralization as a % of Original Adjusted Pool	3.23%	3.49%	3.74%
Overcollateralization as a % of Current Adjusted Pool	3.35%	3.73%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.41%	81,428	99.30%	$1,466,585,063.83
30 - 60 Days	0.47%	389	0.56%	$8,248,118.11
61 - 90 Days	0.11%	94	0.14%	$2,011,223.68
91 + Days	0.00%	4	0.01%	$74,058.22
		81,915		$1,476,918,463.84
Total
Delinquent Receivables 61 + days past due	0.12%	98	0.14%	$2,085,281.90
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.03%	29	0.04%	$651,758.06
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.05%		0.06%

Repossession in Current Period		20		$443,631.16
Repossession Inventory		24		$423,427.52

Charge-Offs
Gross Principal of Charge-Off for Current Period				$259,258.14
Recoveries				$(79,753.81)
Net Charge-offs for Current Period				$179,504.33

Beginning Pool Balance for Current Period				$1,521,152,239.86

Net Loss Ratio				0.14%
Net Loss Ratio for 1st Preceding Collection Period				0.01%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.05%

Cumulative Net Losses for All Periods				$197,486.42
Cumulative Net Losses as a % of Initial Pool Balance				0.01%

Principal Balance of Extensions				$7,549,724.35
Number of Extensions				335

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